Supplemental Condensed Consolidating Financial Information - Condensed Balance Sheets (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets:
Cash and cash equivalents	$ 5,017	$ 5,384	$ 5,163	$ 5,567
Receivables	19,285	19,581
Inventories, net	5,609	5,690
Property, plant and equipment, net	6,397	6,481
Equipment on operating leases	1,907	1,835
Investments in unconsolidated subsidiaries and affiliates	487	527
Goodwill and intangibles	3,236	3,257
Other	3,609	3,922
Total Assets	45,547	46,677
Liabilities and Equity:
Debt	25,276	26,301
Trade payables	5,185	5,342
Other liabilities	10,635	10,191
Total Equity	4,451	4,843	4,961	4,955
Total Liabilities and Equity	45,547	46,677
CNH Industrial N.V. [Member]
Assets:
Cash and cash equivalents	1	3	7	5
Deposits in subsidiaries’ cash management pools	159	116
Receivables	757	584
Inventories, net	83	138
Property, plant and equipment, net	74	80
Equipment on operating leases	3
Investments in unconsolidated subsidiaries and affiliates	244	251
Investments in consolidated subsidiaries	9,537	9,166
Goodwill and intangibles	11	12
Other	232	176
Total Assets	11,101	10,526
Liabilities and Equity:
Debt	5,918	5,045
Trade payables	168	221
Other liabilities	571	458
Total Equity	4,444	4,802
Total Liabilities and Equity	11,101	10,526
Case New Holland Industrial Inc. [Member]
Assets:
Receivables	856	986
Investments in consolidated subsidiaries	7,666	7,191
Other	137	104
Total Assets	8,659	8,281
Liabilities and Equity:
Debt	5,378	5,187
Trade payables		112
Other liabilities	(56)	(79)
Total Equity	3,337	3,061
Total Liabilities and Equity	8,659	8,281
Guarantor Subsidiaries [Member]
Assets:
Cash and cash equivalents	170	144	39	38
Deposits in subsidiaries’ cash management pools	3,455	4,753
Receivables	5,581	4,970
Inventories, net	1,270	1,364
Property, plant and equipment, net	997	1,108
Investments in consolidated subsidiaries	1,641	1,607
Goodwill and intangibles	2,768	2,786
Other	1,225	1,292
Total Assets	17,107	18,024
Liabilities and Equity:
Debt	2,404	3,302
Trade payables	1,777	2,083
Other liabilities	3,241	3,365
Total Equity	9,685	9,274
Total Liabilities and Equity	17,107	18,024
All Other Subsidiaries [Member]
Assets:
Cash and cash equivalents	4,846	5,237	$ 5,117	$ 5,524
Receivables	26,822	27,401
Inventories, net	4,256	4,188
Property, plant and equipment, net	5,326	5,293
Equipment on operating leases	1,904	1,835
Investments in unconsolidated subsidiaries and affiliates	243	276
Investments in consolidated subsidiaries	890	794
Goodwill and intangibles	457	459
Other	2,283	2,555
Total Assets	47,027	48,038
Liabilities and Equity:
Debt	28,201	29,987
Trade payables	4,978	4,954
Other liabilities	7,130	6,633
Total Equity	6,718	6,464
Total Liabilities and Equity	47,027	48,038
Eliminations [Member]
Assets:
Deposits in subsidiaries’ cash management pools	(3,614)	(4,869)
Receivables	(14,731)	(14,360)
Investments in consolidated subsidiaries	(19,734)	(18,758)
Other	(268)	(205)
Total Assets	(38,347)	(38,192)
Liabilities and Equity:
Debt	(16,625)	(17,220)
Trade payables	(1,738)	(2,028)
Other liabilities	(251)	(186)
Total Equity	(19,733)	(18,758)
Total Liabilities and Equity	$ (38,347)	$ (38,192)